PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LARGE CAP CORE EQUITY FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC LARGE CAP CORE EQUITY FUND CLASS I
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.28%
Fee Waiver and Expense Reimbursement	[1]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.94%
[1]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.94%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense

Reimbursement is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LARGE CAP CORE EQUITY FUND CLASS I	96	372	670	1,515

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 79%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental,

quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         13.73%   (6/30/03)

Worst Quarter       -25.68%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 7.31%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP CORE EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		15.85%	0.14%	none
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	15.67%	(0.46%)	(0.50%)
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	10.52%	0.10%	(0.08%)
S&P 500 ® Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.